Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	4. Property, Plant and Equipment

(in thousands of $)	IT, office and lab equipment	Right-of-use assets Buildings	Right-of-use assets Vehicles	Leasehold improvements	Leased equipment	Total
Cost

On January 1, 2022	$7,938	$16,462	$3,075	$1,981	$346	$29,802
Additions	962	3,353	905	—	—	5,219
Disposals	(105)	—	—	—	—	(105)
Currency translation adjustment	(635)	—	—	—	—	(635)
On December 31, 2022	8,160	19,815	3,980	1,981	346	34,282
Additions	937	8,770	2,327	48	—	12,082
Disposals	(202)	—	(757)	(54)	—	(1,013)
On December 31, 2023	8,895	28,585	5,550	1,975	346	45,350
Additions	1,039	20,639	5,492	982	—	28,152
Disposals	(220)	(234)	(333)	—	—	(787)
On December 31, 2024	$9,714	$48,990	$10,709	$2,957	$346	$72,715

Depreciation and impairment

On January 1, 2022	$(4,565)	$(6,774)	$(1,411)	$(1,093)	$(116)	$(13,958)
Depreciation	(1,388)	(2,179)	(735)	(257)	(35)	(4,593)
Disposals	90	—	—	—	—	90
Currency translation adjustment	408	5	1	1	—	414
On December 31, 2022	(5,454)	(8,948)	(2,145)	(1,350)	(150)	(18,047)
Depreciation	(1,539)	(2,839)	(971)	(189)	(36)	(5,574)
Disposals	189	—	757	—	—	946
On December 31, 2023	(6,804)	(11,787)	(2,359)	(1,539)	(186)	(22,675)
Depreciation	(1,252)	(3,657)	(2,067)	(234)	(35)	(7,245)
Disposals	155	234	333	—	—	722
On December 31, 2024	$(7,901)	$(15,210)	$(4,093)	$(1,773)	$(221)	$(29,198)

Carrying Amount

On December 31, 2022	$2,706	$10,867	$1,835	$631	$196	$16,234
On December 31, 2023	2,091	16,798	3,191	436	160	22,675
On December 31, 2024	$1,813	$33,780	$6,615	$1,184	$125	$43,517
Depreciation is recognized as from the moment when the asset is ready for its intended use so as to depreciate the cost of the assets less their residual values over their useful lives, using the straight-line method. Unless revised due to specific changes in the estimated useful life, annual depreciation rates are as follows:
•Office and lab equipment: three to five years
•IT equipment: three years
Depreciation of right-of-use assets is done over the expected duration of the lease including lease extensions where applicable.
As of December 31, 2024, there are no material commitments to acquire property, plant and equipment. Furthermore, no items of property, plant and equipment are pledged. See “Note 21 — Leases” for information for leases where the
Company is a lessee.